Annual Total Returns - BLACKROCK ADVANTAGE GLOBAL FUND, INC. (Class R, Investor C, Investor A and Institutional) [BarChart] - Class R, Investor C, Investor A and Institutional - BLACKROCK ADVANTAGE GLOBAL FUND, INC. - Investor A
Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	18.31%
Annual Return 2011	(10.68%)
Annual Return 2012	16.56%
Annual Return 2013	35.45%
Annual Return 2014	0.52%
Annual Return 2015	(5.85%)
Annual Return 2016	7.61%
Annual Return 2017	23.50%
Annual Return 2018	(11.72%)
Annual Return 2019	25.54%